SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Before-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	$ 859	$ 1,331	$ 709
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	119	(79)	47
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments		(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		(2)	(10)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(4)	(20)	23
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(6)	(26)	(22)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	109	(181)	38
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	968	1,150	747
Income Tax (Expense) Benefit [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments		3
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		1	2
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	2	8	(10)
Schedule I, Condensed Financial Information of Parent, Financial Instruments	2	10	9
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	4	22	1
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	4	22	1
Net-Of-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	859	1,331	709
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	119	(76)	47
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments		(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities		(1)	(8)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(2)	(12)	13
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(4)	(16)	(13)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	113	(159)	39
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	$ 972	$ 1,172	$ 748